Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net
Less: Allowance for credit losses	(44,530)	(41,716)
Tide [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net	46	43
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties, net	$ 44,484	$ 41,673